Asset held for sale - Narrative (Details) $ in Millions						3 Months Ended	12 Months Ended	36 Months Ended
	Dec. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Mar. 04, 2024 USD ($) shares	Jan. 09, 2024 USD ($) d shares	Dec. 21, 2023 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2026 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Total equity accounted investees							$ 10.0		$ 12.4
Asanko Gold
Disclosure of transactions between related parties [line items]
Interest in joint venture					45.00%		45.00%
Additional royalties percentage					1.00%
Asanko Gold | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of transactions between related parties [line items]
Number of shares in equity accounted investees | shares							28,500,000
Asanko Gold | Forecast
Disclosure of transactions between related parties [line items]
Consideration paid (received)	$ 30.0	$ 25.0			$ 30.0	$ 85.0		$ 170.0
Additional royalties percentage					1.00%
Portion of consideration paid received consisting of cash and cash equivalents						$ (65.0)
Other disposals of assets | Galiano Gold Inc. (formerly Asanko Gold Inc.)
Disclosure of transactions between related parties [line items]
Number of shares in equity accounted investees | shares			28,500,000
Other disposals of assets | Asanko Gold
Disclosure of transactions between related parties [line items]
Portion of consideration paid received consisting of cash and cash equivalents			$ 65.0
Asanko Gold | Forecast
Disclosure of transactions between related parties [line items]
Consideration paid (received)								$ 170.0
Rusoro Mining Limited
Disclosure of transactions between related parties [line items]
Total equity accounted investees							$ 0.0
Rusoro Mining Limited | Other disposals of assets
Disclosure of transactions between related parties [line items]
Portion of consideration paid received consisting of cash and cash equivalents				$ 62.3
Number of common shares sold (in shares) | shares				140,000,001
Term for agreement payment				18 months
Maximum percentage from aggregated holding common shares				0.50
Percentage in cash from gross proceeds by affiliates				0.15
Contingent consideration, cumulative gross proceeds in respect of purchased shares				$ 210.0
Term in business days for sale notice | d				3
Term in business days for transaction objection | d				5